Loans Receivable and Allowance for Loan Losses (Summary of Nonaccrual Loans, by Type) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Financing Receivable, Recorded Investment [Line Items]
Nonaccrual loans	$ 34,966	$ 39,963
Period used to determine when a loan receivable is moved to nonaccrual status	90 days
Loans receivable, equal to greater than 90 days past due	16,872	21,701
Financing Receivable, Nonaccrual Status, Unused Commitment	0
Commercial and industrial [Member]
Financing Receivable, Recorded Investment [Line Items]
Nonaccrual loans	11,634	10,217
Loans receivable, equal to greater than 90 days past due	5,727	5,751
Commercial tax-exempt [Member]
Financing Receivable, Recorded Investment [Line Items]
Nonaccrual loans	0	0
Loans receivable, equal to greater than 90 days past due	0	0
Owner occupied real estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Nonaccrual loans	7,416	4,838
Loans receivable, equal to greater than 90 days past due	5,739	2,847
Commercial construction and land development [Member]
Financing Receivable, Recorded Investment [Line Items]
Nonaccrual loans	3,228	8,587
Loans receivable, equal to greater than 90 days past due	0	5,239
Commercial real estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Nonaccrual loans	5,824	6,705
Loans receivable, equal to greater than 90 days past due	1,614	4,837
Residential [Member]
Financing Receivable, Recorded Investment [Line Items]
Nonaccrual loans	4,987	7,039
Loans receivable, equal to greater than 90 days past due	2,751	1,916
Consumer [Member]
Financing Receivable, Recorded Investment [Line Items]
Nonaccrual loans	1,877	2,577
Loans receivable, equal to greater than 90 days past due	$ 1,041	$ 1,111